Organization and Principal Activities (Details) $ / shares in Units, ¥ in Thousands		1 Months Ended		6 Months Ended		12 Months Ended
	Dec. 18, 2017 CNY (¥) shares	Mar. 31, 2020	Sep. 27, 2019	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2018	Dec. 31, 2020 $ / shares shares
Organization and Principal Activities (Details) [Line Items]
Ordinary shares, authorized					500,000,000		500,000,000
Ordinary shares, par value | $ / shares					$ 0.0001		$ 0.0001
Merger agreement, description		the Company consummated its acquisition of Meten International and EdtechX, pursuant to the Merger Agreement, where the Company acquired 100% of the issued and outstanding ordinary shares of Meten International and EdtechX, i.e., 318,601,222 ordinary shares of Meten International and 1,971,505 ordinary shares of EdtechX for 48,391,607 and 1,971,505 ordinary shares of the Company respectively (the “Business Combination”).		on February 28, 2020, March 19, 2020 and March 26, 2020, three unrelated investors agreed to invest US$6,000, US$4,000 and US$6,000 to purchase shares of the Company. The US$12,000 financing was completed on March 30, 2020, and the US$4,000 financing was terminated on April 14, 2020 as the investor failed to pay the purchase price by the agreed deadline.	on February 28, 2020, March 19, 2020 and March 26, 2020, three unrelated investors agreed to invest US$6,000, US$4,000 and US$6,000 to purchase shares of the Company. The US$12,000 financing was completed on March 30, 2020, and the US$4,000 financing was terminated on April 14, 2020 as the investor failed to pay the purchase price by the agreed deadline.
Business combinatin related, description				The transaction is not a business combination under U.S. GAAP, because EdtechX was not a business. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by Meten International for the net monetary assets of EdtechX, accompanied by a recapitalization. Meten International is determined as the predecessor and the historical financial statements of Meten International became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. The equity is restated using the exchange ratio of 0.1519 established in the reverse recapitalization transaction, which is 48,391,607 divided by 318,601,222, to reflect the equity structure of the Company. Loss (income) per share is retrospectively restated using the historical weighted-average number of ordinary shares outstanding multiplied by the exchange ratio. The share and per share data are retrospectively restated using the exchange ratio in the share-based compensation footnote, see Note 19. The par value of ordinary shares was adjusted retrospectively from RMB219 to RMB34, the subscription receivable was adjusted retrospectively from negative RMB2 to RMB nil, and the difference of RMB183 was adjusted retrospectively as in addition paid-in capital as of December 31, 2019. The consolidated statements of changes in equity (deficit) for the years ended December 31, 2018 and 2019 were also adjusted retrospectively to reflect these changes. The weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - basic and diluted, was adjusted retrospectively from 300,393,162 and 307,843,576 to 45,626,027 and 46,997,775, respectively, for the year ended December 31, 2018.	The transaction is not a business combination under U.S. GAAP, because EdtechX was not a business. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by Meten International for the net monetary assets of EdtechX, accompanied by a recapitalization. Meten International is determined as the predecessor and the historical financial statements of Meten International became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. The equity is restated using the exchange ratio of 0.1519 established in the reverse recapitalization transaction, which is 48,391,607 divided by 318,601,222, to reflect the equity structure of the Company. Loss (income) per share is retrospectively restated using the historical weighted-average number of ordinary shares outstanding multiplied by the exchange ratio. The share and per share data are retrospectively restated using the exchange ratio in the share-based compensation footnote, see Note 19. The par value of ordinary shares was adjusted retrospectively from RMB219 to RMB34, the subscription receivable was adjusted retrospectively from negative RMB2 to RMB nil, and the difference of RMB183 was adjusted retrospectively as in addition paid-in capital as of December 31, 2019. The consolidated statements of changes in equity (deficit) for the years ended December 31, 2018 and 2019 were also adjusted retrospectively to reflect these changes. The weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - basic and diluted, was adjusted retrospectively from 300,393,162 and 307,843,576 to 45,626,027 and 46,997,775, respectively, for the year ended December 31, 2018.
Description of basic and diluted				The weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - basic and diluted was adjusted retrospectively from 318,601,222 to 48,391,607 for the year ended December 31, 2019. Before adjustment, the net loss per ordinary share - basic and diluted, was RMB0.69, and after adjustment, the net loss per ordinary share– basic and diluted, was RMB4.53, for the year ended December 31, 2019.	The weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - basic and diluted was adjusted retrospectively from 318,601,222 to 48,391,607 for the year ended December 31, 2019. Before adjustment, the net loss per ordinary share - basic and diluted, was RMB0.69, and after adjustment, the net loss per ordinary share– basic and diluted, was RMB4.53, for the year ended December 31, 2019.	Before the adjustment, the net income per ordinary share - basic and diluted, was RMB0.16 and RMB0.15, respectively, and after the adjustment, the net income per ordinary share– basic and diluted, was RMB1.04 and RMB1.01, respectively, for the year ended December 31, 2018.
Merger transaction investment | $					$ 20,000
Stock limited liability	30,000,000
Stock of issued | ¥	¥ 1
Net cash distribution | ¥				¥ 148,270
EdtechX [Member]
Organization and Principal Activities (Details) [Line Items]
Shares purchase				2,000,000	2,000,000
Richard Fear [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares issuance, description			On September 27, 2019, the Company issued one ordinary share to its sole director, Richard Fear (the “Founder”), for a purchase price of $ 0.0001.
Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares, authorized					500,000,000